Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK ADVANTAGE GLOBAL FUND, INC.	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Advantage Global Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage Global Fund, Inc. (the “Fund”) is to seek long-term capital appreciation.